UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    Form 13F

                               Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: 06-30-09

Check here if Amendment  [  ]; Amendment Number:
     This Amendment (Check only one.):  [  ] is a restatement.
                                        [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Douglas E. Schaller
Address:  Schaller Investment Group Inc.
          324 Indera Mills Court
          Winston-Salem, NC  27101

Form 13F File Number: 028-11085

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:    Douglas E. Schaller
Title:   President
Phone:   336-774-1515

Signature, Place, and Date of Signing:

      /s/ Douglas E. Schaller        Winston-Salem, NC         08-06-09
      -----------------------        -----------------        ----------
          [Signature]                 [City, State]             [Date]

Report Type (Check only one.):

[x] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              Form 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:            0

Form 13F Information Table Entry Total:      26

Form 13F Information Table Value Total:  $   94,337
                                         -----------
                                         (thousands)

                                                      SCHALLER INVESTMENT GROUP
                                                              FORM 13F
                                                                 sec
                                                            June 30, 2009

                                                                                                              Voting Authority
                                                                                                         --------------------------
                                                           Value   Shares/  Sh/ Put/ Invstmt    Other
        Name of Issuer          Title of class    CUSIP   (x$1000) Prn Amt  Prn Call Dscretn   Managers     Sole    Shared   None
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
Autoliv                        COM              052800109     1395    48500 SH       Sole                    48500
Berkshire Hthwy Cl B           COM              084670207    16584     5727 SH       Sole                     5727
Canadian Natural               COM              136385101     7593   144650 SH       Sole                   144650
Chesapeake Energy              COM              165167107     3847   194000 SH       Sole                   194000
Concur Technologies            COM              206708109     1865    60000 SH       Sole                    60000
Dish Network Cl A              COM              25470m109     4191   258530 SH       Sole                   258530
Echostar                       COM              278768106      543    34054 SH       Sole                    34054
Enstar Group                   COM              g3075p101     1265    21500 SH       Sole                    21500
Fastenal                       COM              311900104     6786   204575 SH       Sole                   204575
Fortescue Metal Group          COM              q39360104     1530   500000 SH       Sole                   500000
Freeport McMoran Copper        COM                             227     4522 SH       Sole                     4522
Goldman Sachs                  COM              38141g104      295     2000 SH       Sole                     2000
Google                         COM              38259p508     3376     8007 SH       Sole                     8007
Homefed Corp                   COM              43739d307     2449   122427 SH       Sole                   122427
Idexx Labs                     COM              45168d104     8408   181985 SH       Sole                   181985
Imperial Metals Corp           COM              452892102     1565   500000 SH       Sole                   500000
J.P. Morgan Chase              COM              46625H100      341    10000 SH       Sole                    10000
Johnson & Johnson              COM              478160104     3197    56293 SH       Sole                    56293
Leucadia National              COM              527288104     5124   242950 SH       Sole                   242950
Mohawk Industries              COM              608190104     4224   118385 SH       Sole                   118385
Morningstar                    COM              617700109      969    23500 SH       Sole                    23500
Occidental Petroleum Corp      COM                             206     3136 SH       Sole                     3136
Strayer Education              COM              863236105     3409    15630 SH       Sole                    15630
Target                         COM              87612e106     1537    38940 SH       Sole                    38940
Walgreen                       COM              931422109     3791   128950 SH       Sole                   128950
Wells Fargo                    COM              949746101     9621   396575 SH       Sole                   396575